Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
IncomeTaxes (Textual)
Net operating losses	$ 90,891,000
Tax credit, amount	$ 4,909,000
Period of expiration of various tax credits	Expire from 2018 to 2034
Income tax benefit	$ (488,933)	$ (616,872)
New Jersey Division of Taxation [Member]
IncomeTaxes (Textual)
Net operating losses	$ 5,273,000